Transit Business Park Acquisition (Details Narrative) (TransitBusinessPark, USD $)	Jun. 20, 2013 sqft
TransitBusinessPark
Approximate purchase price	$ 8,000,000
Number of buildings Transit Business Park	5
Land acreage	14.5
Square feet	232,318